OTHER LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2016
Other Liabilities [Abstract]
Schedule of Other Liabilities

Other liabilities as of June 30, 2016 and 2015 consisted of:

	June 30, 2016	June 30, 2015
Deposit from direct financing lessees	$9,134,946	$3,038,012
Payable to an equipment provider for initial investment in direct financing lease	407,679	467,465
Accrued payroll	42,898	41,741
Other tax payable	510,147	299,533
Other payables	3,385	220,592
	$10,099,055	$4,067,343